Mortgage banking activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mortgage servicing rights fair value adjustments	$ (10,206)	$ (42,055)	$ (27,771)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	(73)	1,234	0
Total trading account (loss) profit	(389)	1,033	994
Mortgage banking activities	50,133	10,401	32,093
Mortgage banking activities
Mortgage servicing fees	38,105	43,234	46,952
Mortgage servicing rights fair value adjustments	(10,206)	(42,055)	(27,430)
Total mortgage servicing fees, net of fair value adjustments	27,899	1,179	19,522
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	21,684	31,215	18,817
Realized profit (losses) on closed derivative positions	1,323	(10,586)	(6,246)
Total trading account (loss) profit	1,323	(10,586)	(6,246)
Loss on repurchased loans, including interest advances	(773)	(11,407)	0
Mortgage banking activities	$ 50,133	$ 10,401	$ 32,093